income taxes - Expense composition (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current income tax expense
For the current reporting period	$ 584	$ 563
Adjustments recognized in the current period for income taxes of prior periods	(11)	(30)
Total	573	533
Deferred income tax expense
Arising from the origination and reversal of temporary differences	9	25
Adjustments recognized in the current period for income taxes of prior periods	22	22
Total	31	47
Income taxes	$ 604	$ 580